Offerings - Offering: 1	Nov. 11, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, $0.0001 par value
Amount Registered | shares	2,300,000
Proposed Maximum Offering Price per Unit	4.32
Maximum Aggregate Offering Price	$ 9,936,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,372.17
Offering Note	Represents shares of our Class A common stock offered by the Selling Stockholder described in the registration statement issuable upon the exercise of warrants to purchase shares of Class A common stock issued to the Selling Stockholder in connection with a private placement transaction that closed on October 9, 2025. Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers any additional shares of common stock which become issuable by reason of any share dividend, share split, recapitalization or any other similar transaction without receipt of consideration which results in an increase in the number of shares of common stock outstanding.

Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(c) under the Securities Act on the basis of the average of the high and low sales prices per share of the Class A common stock on the New York Stock Exchange on November 7, 2025, which was $4.32 per share.